Consolidated Statements of Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Net loss	$ (2,494,622)	$ (4,679,549)
Other comprehensive income (loss):
Foreign currency translation gain	323,323	232,981
Comprehensive loss	$ (2,171,299)	$ (4,446,568)